Stockholders Equity (Details) - USD ($)															3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 08, 2023	Nov. 30, 2022	Nov. 25, 2022	May 05, 2022	Mar. 23, 2022	Feb. 18, 2022	Jan. 01, 2022	Sep. 20, 2021	Aug. 18, 2021	Jul. 02, 2021	Jun. 22, 2021	Jan. 06, 2021	Dec. 31, 2019	Aug. 04, 2017	Mar. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Jun. 26, 2020	Dec. 03, 2019	Nov. 26, 2019	Mar. 29, 2017	Mar. 31, 2016	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	May 02, 2014
Stockholders Equity [Line Items]
Common stock issued for consulting services (in Dollars)																	$ 455	$ 30,000
Exercise price per warrant (in Dollars per share)								$ 0.085			$ 0.1	$ 0.03									$ 0.03
Warrants expire year											5 years
Issuance of warrants								7,500,000			70,000,000	10,000,000								16,000,000
Warrants issued for debt (in Dollars)								$ 360,607			$ 5,465,726	$ 237,811
Risk free interest rate																	4.75%
Expected life																6 months	1 year
Expected dividend rate
Expected volatility																99.80%	83.00%
Risk free interest rate minimum																5.01%
Conversion shares																1,000	1,000
Common stock conversion price (in Dollars per share)																$ 0.8	$ 0.8
Monthly based annual rate (in Dollars)							$ 90,000
Other expenses (in Dollars)																$ 503,552	$ 503,552
Stock Issued During Period, Shares, Stock Splits						448	896		448
Warrant [Member]
Stockholders Equity [Line Items]
Shares issued								7,500,000			70,000,000	10,000,000								16,000,000
Exercise price per warrant (in Dollars per share)								$ 0.085			$ 0.1	$ 0.033								$ 0.03
Warrants expire year								3 years			3 years	3 years								3 years
Issuance of warrants											70,000,000	10,000,000
Warrants issued for debt (in Dollars)																				$ 279,867
Risk free interest rate																				0.20%
Expected life																			3 years	3 years
Expected dividend rate																			0.00%	0.00%
Expected volatility																				411.72%
Risk free interest rate minimum																			0.20%
Risk free interest rate maximum																			0.45%
Volatility minimum																			338.36%
Volatility maximum																			394.78%
Minimum,[Member]
Stockholders Equity [Line Items]
Shares authorized																										1,500,000,000	500,000,000	200,000,000
Minimum,[Member] | Warrant [Member]
Stockholders Equity [Line Items]
Volatility minimum																			338.36%
Maximum [Member]
Stockholders Equity [Line Items]
Shares authorized																										6,500,000,000	1,500,000,000	500,000,000
Maximum [Member] | Warrant [Member]
Stockholders Equity [Line Items]
Volatility maximum																			394.78%
Two Thousand Twenty Three Transactions [Member]
Stockholders Equity [Line Items]
Share issued for consulting services	50,000
Common stock issued for consulting services (in Dollars)	$ 455
Common stock,shares issued																12,493,938	12,493,938	12,443,938
Common stock,shares outstanding																12,493,938	12,493,938	12,443,938
Two Thousand Twenty Two Transactions [Member]
Stockholders Equity [Line Items]
Share issued for consulting services		193,050		89,485	76,278
Common stock issued for consulting services (in Dollars)		$ 10,000		$ 10,000	$ 10,000
Series of Individually Immaterial Business Acquisitions [Member]
Stockholders Equity [Line Items]
Purchase price (in Dollars)										$ 50,000
Series of Individually Immaterial Business Acquisitions [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Purchase price (in Dollars)										50,000
Series of Individually Immaterial Business Acquisitions [Member] | Series DD Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Purchase price (in Dollars)									$ 225,000	$ 50,000
Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred shares issued																50,000	50,000												11,000,000	1,000,000
Preferred stock, par value (in Dollars per share)																													$ 0.001	$ 0.001
Shares issued																														1
Aggregate vote percentage																67.00%	67.00%
Increase in authorized shares																								1,050,000
Repurchase of shares																						1,000,000
Aggregate purchase price (in Dollars)																						$ 160,000
Preferred stock value (in Dollars)																$ 166,795
Votes per preferred share																10,000	10,000
Common stock, voting rights																one	one
Averages transactions percentage																30.00%	30.00%
Preferred stock value																	166,795
Series AA Super Voting Preferred Stock [Member] | Benito Novas [Member]
Stockholders Equity [Line Items]
Preferred shares issued										1,000,000						1,000,000
Series AA Super Voting Preferred Stock [Member] | Current Director and President [Member]
Stockholders Equity [Line Items]
Shares issued																						50,000
Series AA Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred shares issued																1,050,000	1,050,000	1,050,000
Preferred shares outstanding																1,050,000	1,050,000	1,050,000
Aggregate value (in Dollars)																$ 964,000	$ 964,000
Series AA Preferred Stock [Member] | Benito Novas [Member]
Stockholders Equity [Line Items]
Preferred stock value (in Dollars)										$ 963,866						$ 963,866
Series AA Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Stockholders Equity [Line Items]
Number of shares issued									1,000,000
Series AA Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									1,000,000
Series AA Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Series DD Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									1,000,000
Series DD Preferred Stock [Member]
Stockholders Equity [Line Items]
Shares issued						448										896
Aggregate value (in Dollars)																$ 5,040,000.00	$ 5,040,000.00
Number of shares issued																8,974	8,974
Stock Issued During Period, Shares, Stock Splits						448											896
Series DD Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Stockholders Equity [Line Items]
Number of shares issued									8,974
Purchase price (in Dollars)									$ 225,000
Series DD Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									8,974
Purchase price (in Dollars)									$ 225,000
Series BB Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share)																									$ 0.001
Preferred shares outstanding													276,723										6,500
Preferred stock, shares authorized																									1,000,000
Liquidation value per share (in Dollars per share)																$ 1
Number of shares issued													81,043	25,000
Returned and cancelled															279,146
Preferred stock liquidation value (in Dollars)																	$ 1
Series BB Preferred Stock [Member] | Convertible Debt [Member]
Stockholders Equity [Line Items]
Shares issued													81,043
Aggregate value (in Dollars)													$ 97,252
Number of shares issued													276,723
Series BB Preferred Stock [Member] | Promissory Notes Payable [Member]
Stockholders Equity [Line Items]
Aggregate value (in Dollars)													$ 332,068
Number of shares issued													276,723
Returned and cancelled													78,620
Number of share outstanding																				279,146
Designation of Series CC Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share)			$ 1,000														$ 1,000
Conversion shares			1,000														1,000
Common stock conversion price (in Dollars per share)			$ 0.8														$ 0.8
Series DD Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred shares issued																9,870	9,870	9,422
Preferred stock, par value (in Dollars per share)																								$ 0.001
Preferred shares outstanding																9,870	9,870	9,422
Preferred stock, shares authorized																								10,000
Aggregate value (in Dollars)																$ 503,072	$ 503,072
Number of shares issued																896	896		448
Common stock conversion price (in Dollars per share)																$ 3.17	$ 3.17
Consideration paid (in Dollars)																			$ 251,536
Series DD Convertible Preferred Stock [Member] | Global Stem Cell Group, Inc [Member]
Stockholders Equity [Line Items]
Number of shares issued																8,974	8,974
Consideration paid (in Dollars)																$ 5,038,576	$ 5,038,576
Series DD Convertible Preferred Stock [Member] | Benito Novas [Member]
Stockholders Equity [Line Items]
Aggregate value (in Dollars)																$ 5,038,576	$ 5,038,576
Number of shares issued																8,974	8,974
Common stock conversion price (in Dollars per share)																$ 3.17	$ 3.17
Designation of Series DD Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Common stock conversion price (in Dollars per share)																$ 3.17	$ 3.17
Preferred Series DD Stock [Member]
Stockholders Equity [Line Items]
Shares issued									448
Stock Issued During Period, Shares, Stock Splits									448
Preferred Series DD Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member] | Series DD Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of shares issued									8,974